EQUITY - Tax Effect Relating to Other Comprehensive Income (Loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Share Capital Reserves and Other Equity Interests [Abstract]
(Losses)/Gains on remeasurement of defined benefit plans, before tax	€ (691)	€ 221	€ 1,605
(Losses)/Gains on remeasurement of defined benefit plans, tax	168	(52)	(376)
(Losses)/Gains on remeasurement of defined benefit plans, net of tax	(523)	169	1,229
(Losses)/Gains on cash flow hedging instruments, before tax	(86,810)	(26,284)	92,898
(Losses)/Gains on cash flow hedging instruments, tax	23,610	6,403	(24,626)
(Losses)/Gains on cash flow hedging instruments, net of tax	(63,200)	(19,881)	68,272
Exchange differences on translating foreign operations, before tax	12,248	(6,323)	9,798
Exchange gains on translating foreign operations, tax	0	0	0
Exchange gains on translating foreign operations, net of tax	12,248	(6,323)	9,798
Total other comprehensive (loss)/income	(75,253)	(32,386)	104,301
Total other comprehensive (loss)/income, tax	23,778	6,351	(25,002)
Total other comprehensive (loss)/income, net of tax	€ (51,475)	€ (26,035)	€ 79,299